Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and equipment, net
Subtotal	¥ 387,149		¥ 392,590		$ 55,362
Less: Accumulated depreciation	(368,312)		(370,794)		(52,668)
Property and equipment subject to depreciation	18,837		21,796		2,694
Construction in progress (Note 2(r))	23		44,680		3
Less: Impairment (Note 2(r))	0		(33,627)
Total	18,860		32,849		2,697
Depreciation expenses	5,038	$ 720	6,220	¥ 11,895
Computers and equipment
Property and equipment, net
Subtotal	112,198		111,129		16,044
Leasehold improvements
Property and equipment, net
Subtotal	65,174		65,411		9,320
Buildings
Property and equipment, net
Subtotal	4,474		4,474		640
Furniture and fixtures
Property and equipment, net
Subtotal	4,232		10,999		605
Vehicles
Property and equipment, net
Subtotal	3,939		3,928		563
Software
Property and equipment, net
Subtotal	197,132		196,649		$ 28,190
Depreciation Expense
Property and equipment, net
Depreciation expenses	¥ 5,038		¥ 6,220	¥ 11,895